SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives Of Property, Equipment And Software (Details)	Dec. 31, 2023
Electronic equipment | Minimum
Property, Equipment and Software
Estimated useful lives	3 years
Electronic equipment | Maximum
Property, Equipment and Software
Estimated useful lives	5 years
Leasehold improvement
Property, Equipment and Software
Estimated useful lives	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Furniture and fixtures
Property, Equipment and Software
Estimated useful lives	5 years
Motor vehicles | Minimum
Property, Equipment and Software
Estimated useful lives	3 years
Motor vehicles | Maximum
Property, Equipment and Software
Estimated useful lives	5 years
Software
Property, Equipment and Software
Estimated useful lives	5 years